ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Receivables [Abstract]
Balance at beginning of year	$ 130,401	[1]	$ 156,240		$ 217,244
Provision for (reversal of) credit losses	12,473		2,569		(3,869)
Write-offs, net of recoveries	(23,690)		(28,748)		(56,805)
Effect of exchange rate	(246)		340		(330)
Balance at end of year	$ 118,938	[1]	$ 130,401	[1]	$ 156,240

[1]	As of December 31, 2025 and 2024, the allowances for credit losses of nil and $2,391 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.